EMPLOYEE BENEFITS EXPENSE (Tables)	12 Months Ended
Dec. 31, 2020
EMPLOYEE BENEFITS EXPENSE
Schedule of employee benefits expense

	For the years ended December 31,
	2020	2019	2018
Salaries and wages	$10,536,409	$9,583,936	$8,477,335
Pension plan and employment insurance	506,025	458,276	418,303
Contribution to defined contribution pension plan	198,342	182,449	170,358
Health benefits	765,948	651,269	476,217
Cash-based employee expenses	$12,006,724	$10,875,930	$9,542,213
Employee termination expenses	—	26,050	761,354
Share-based payments	4,905,812	3,189,808	3,292,877
Total employee expenses	$16,912,536	$14,091,788	$13,596,444